Income and Expenses - Finance Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Financial instruments measured at amortized cost	€ 326	€ 48	€ 53
Foreign exchange loss (net)			25,955
Total	€ 326	€ 48	€ 26,007